CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMERCIAL PAPER -- 69.4%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Automotive -- 3.7%
------------------------------------------------------------------------
    $3,295        Ford Motor Credit Co., 6.54%, 7/7/00      $  3,291,408
     1,500        General Motors Acceptance Corp.,
                  6.52%, 7/3/00                                1,499,457
     1,700        General Motors Acceptance Corp.,
                  6.62%, 8/4/00                                1,689,371
------------------------------------------------------------------------
                                                            $  6,480,236
------------------------------------------------------------------------
Banking and Finance -- 17.3%
------------------------------------------------------------------------
    $3,000        American Express Credit Corp.,
                  6.52%, 8/9/00                             $  2,978,810
     3,000        Asset Securitization Coop. Corp.,
                  6.55%, 8/16/00(1)                            2,974,892
     1,765        Asset Securitization Coop. Corp.,
                  6.55%, 8/15/00(1)                            1,750,549
     2,193        Associates Corp. of North America,
                  6.55%, 8/22/00                               2,172,252
     5,000        CIESCO L.P., 6.53%, 8/7/00                   4,966,443
     3,400        CIT Group Holdings, Inc.,
                  6.60%, 7/31/00                               3,381,300
     3,000        Corporate Asset Funding Co.,
                  6.58%, 7/20/00(1)                            2,989,582
     3,000        Corporate Receivables Corp.,
                  6.57%, 8/23/00(1)                            2,970,982
     3,460        Delaware Funding Corp.,
                  6.68%, 7/18/00(1)                            3,449,086
     1,240        Norwest Financial, Inc., 6.54%, 8/14/00      1,230,088
     1,685        Norwest Financial, Inc., 6.57%, 7/5/00       1,683,770
------------------------------------------------------------------------
                                                            $ 30,547,754
------------------------------------------------------------------------
Chemicals -- 1.4%
------------------------------------------------------------------------
    $2,130        E.I. duPont de Nemours & Co.,
                  6.10%, 7/6/00                             $  2,128,196
       409        E.I. duPont de Nemours & Co.,
                  6.15%, 7/6/00                                  408,651
------------------------------------------------------------------------
                                                            $  2,536,847
------------------------------------------------------------------------
Credit Unions -- 2.8%
------------------------------------------------------------------------
    $2,324        Mid-States Corp. Federal Credit Union,
                  6.55%, 7/10/00                            $  2,320,194
     2,560        Mid-States Corp. Federal Credit Union,
                  6.57%, 8/14/00                               2,539,443
------------------------------------------------------------------------
                                                            $  4,859,637
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Electric Utilities -- 5.6%
------------------------------------------------------------------------
    $3,450        National Rural Utilities Coop. Finance
                  Corp., 6.52%, 8/21/00                     $  3,418,133
     3,550        Potomac Electric Power Co.,
                  6.58%, 8/3/00                                3,528,588
     3,000        TECO Finance, Inc., 6.55%, 8/14/00(1)        2,975,983
------------------------------------------------------------------------
                                                            $  9,922,704
------------------------------------------------------------------------
Electrical and Electronic Equipment -- 5.0%
------------------------------------------------------------------------
    $1,790        General Electric Capital Corp.,
                  6.52%, 8/22/00                            $  1,773,142
     3,000        General Electric Capital Corp.,
                  6.55%, 8/11/00                               2,977,621
     1,165        General Electric Capital Corp.,
                  6.58%, 9/12/00                               1,149,456
     3,000        Panasonic Finance America,
                  6.95%, 7/5/00(1)                             2,997,683
------------------------------------------------------------------------
                                                            $  8,897,902
------------------------------------------------------------------------
Food and Beverages -- 1.8%
------------------------------------------------------------------------
    $1,743        Coca-Cola Co., 6.52%, 8/4/00              $  1,732,267
     1,450        H.J. Heinz Co., 6.50%, 7/27/00               1,443,193
------------------------------------------------------------------------
                                                            $  3,175,460
------------------------------------------------------------------------
Household Products -- 3.1%
------------------------------------------------------------------------
    $3,500        Procter & Gamble Co., 6.50%, 7/31/00      $  3,481,042
     2,000        Unilever Capital Corp.,
                  6.45%, 7/11/00(1)                            1,996,416
------------------------------------------------------------------------
                                                            $  5,477,458
------------------------------------------------------------------------
Insurance -- 12.4%
------------------------------------------------------------------------
    $1,900        A.I. Credit Corp., 6.50%, 7/17/00         $  1,894,511
     3,000        AIG Funding Inc., 6.54%, 7/25/00             2,986,920
     2,000        American General Corp., 6.53%, 7/28/00       1,990,205
     2,000        American General Finance Corp.,
                  6.55%, 8/18/00                               1,982,533
     3,000        Marsh & McLennan Cos.,
                  Inc., 6.85%, 7/11/00(1)                      2,994,292
     3,000        Prudential Funding Corp.,
                  6.59%, 7/21/00                               2,989,017
       400        Prudential Funding Corp.,
                  6.57%, 7/21/00                                 398,540
       985        Transamerica Finance Corp.,
                  6.52%, 7/7/00                                  983,930
       759        Transamerica Finance Corp.,
                  6.70%, 7/26/00                                 755,469
     1,800        USAA Capital Corp., 6.60%, 8/15/00           1,785,150
     3,148        USAA Capital Corp., 6.06%, 7/14/00           3,141,111
------------------------------------------------------------------------
                                                            $ 21,901,678
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Oil -- 1.3%
------------------------------------------------------------------------
    $2,310        Exxon Imperial U.S., Inc.,
                  6.50%, 7/24/00(1)                         $  2,300,407
------------------------------------------------------------------------
                                                            $  2,300,407
------------------------------------------------------------------------
Pharmaceutical -- 3.9%
------------------------------------------------------------------------
    $2,000        Pfizer, Inc., 6.48%, 7/13/00(1)           $  1,995,680
     5,000        Schering Corp., 6.58%, 8/29/00               4,946,081
------------------------------------------------------------------------
                                                            $  6,941,761
------------------------------------------------------------------------
Publishing -- 1.7%
------------------------------------------------------------------------
    $3,000        McGraw-Hill Co., Inc., 6.61%, 8/2/00      $  2,982,373
------------------------------------------------------------------------
                                                            $  2,982,373
------------------------------------------------------------------------
Telecommunications -- 8.0%
------------------------------------------------------------------------
    $1,000        AT&T Corp., 6.57%, 9/8/00                 $    987,407
     1,905        AT&T Corp., 6.60%, 8/18/00                   1,888,236
     3,370        BellSouth Telecommunications, Inc.,
                  6.52%, 8/28/00                               3,334,600
     2,000        BellSouth Telecommunications, Inc.,
                  6.55%, 8/15/00                               1,983,625
     3,000        Motorola, Inc., 6.57%, 7/26/00               2,986,312
     3,000        SBC Communications, Inc.,
                  6.56%, 7/19/00(1)                            2,990,160
------------------------------------------------------------------------
                                                            $ 14,170,340
------------------------------------------------------------------------
Transportation -- 1.4%
------------------------------------------------------------------------
    $2,550        United Parcel Service of America,
                  6.46%, 7/10/00                            $  2,545,882
------------------------------------------------------------------------
                                                            $  2,545,882
------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $122,740,439)                           $122,740,439
------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 30.6%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

    $3,266        FFCB Discount Notes, 6.47%, 8/2/00        $  3,247,217
     2,300        FHLB Discount Notes, 6.42%, 8/16/00          2,281,132
     1,700        FHLB Discount Notes, 6.42%, 8/25/00          1,683,326
     3,000        FHLMC Discount Notes, 6.44%, 7/18/00         2,990,877
     5,000        FHLMC Discount Notes, 6.435%, 8/1/00         4,972,294
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
    $3,830        FHLMC Discount Notes, 6.45%, 8/3/00       $  3,807,355
     5,000        FHLMC Discount Notes, 6.54%, 8/17/00         4,957,308
     5,000        FHLMC Discount Notes, 6.53%, 8/24/00         4,951,025
     1,600        FNMA Discount Notes, 6.37%, 7/12/00          1,596,886
     5,000        FNMA Discount Notes, 6.41%, 8/8/00           4,966,169
     5,865        FNMA Discount Notes, 6.53%, 8/10/00          5,822,446
     2,943        FNMA Discount Notes, 6.52%, 8/17/00          2,917,948
     5,000        FNMA Discount Notes, 6.54%, 8/31/00          4,944,592
     5,000        FNMA Discount Notes, 6.465%, 9/7/00          4,938,942
------------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost $54,077,517)                            $ 54,077,517
------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $176,817,956)                           $176,817,956(2)
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.0)%                    $    (50,361)
------------------------------------------------------------------------
Net Assets -- 100.0%                                        $176,767,595
------------------------------------------------------------------------

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FHLB - Federal Home Loan Bank

 FNMA - Federal National Mortgage Association (Fannie Mae)

 FFCB - Federal Farm Credit Bank

 (1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

 (2)  Cost for Federal Income tax purposes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investments, at value                     $176,817,956
Cash                                                75
------------------------------------------------------
TOTAL ASSETS                              $176,818,031
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      5,618
Accrued expenses                                44,818
------------------------------------------------------
TOTAL LIABILITIES                         $     50,436
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $176,767,595
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $176,767,595
------------------------------------------------------
TOTAL                                     $176,767,595
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
----------------------------------------------------
Interest                                  $5,511,956
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $5,511,956
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  456,300
Trustees' fees and expenses                    8,135
Custodian fee                                 53,884
Legal and accounting services                 15,879
Miscellaneous                                     40
----------------------------------------------------
TOTAL EXPENSES                            $  534,238
----------------------------------------------------

NET INVESTMENT INCOME                     $4,977,718
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      4,977,718  $       7,411,714
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      4,977,718  $       7,411,714
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    332,514,098  $     678,102,808
   Withdrawals                                (393,682,090)      (592,899,074)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (61,167,992) $      85,203,734
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (56,190,274) $      92,615,448
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    232,957,869  $     140,342,421
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    176,767,595  $     232,957,869
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                SIX MONTHS ENDED          YEAR ENDED DECEMBER 31,
                                JUNE 30, 2000     ----------------------------------------
                                (UNAUDITED)         1999     1998    1997    1996    1995
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.59%(1)    0.60%  0.61%   0.59%   0.59%   0.60%
   Net investment income                  5.49%(1)    4.60%  4.90%   4.96%   4.83%   5.36%
------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2000, $383 credit balances were used to reduce the Portfolio's custodian fee.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $456,300 for the six months ended June 30, 2000. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2000.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments during the six months ended June 30, 2000, exclusive of U.S. Government securities, aggregated $531,872,330 and $527,593,951, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $196,841,199 and $262,709,726, respectively.

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

CASH MANAGEMENT PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant